Supplemental Condensed Consolidating Financial Statements 10K, Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Feb. 28, 2012	Nov. 29, 2011	Aug. 30, 2011	May 31, 2011	Mar. 01, 2011	Nov. 30, 2010	Aug. 31, 2010	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Revenue:
Restaurant sales and operating revenue	$ 302,753			$ 306,155						$ 634,018	$ 635,009	$ 1,320,040	$ 1,320,040	$ 1,258,015	$ 1,188,043
Franchise revenue	1,480			1,250						3,136	2,741	5,738	5,738	7,147	6,753
Total revenue	304,233	363,203	324,825	307,405	330,345	352,962	319,063	290,451	302,686	637,154	637,750	1,325,778	1,325,778	1,265,162	1,194,796
Operating costs and expenses:
Cost of merchandise	84,297			91,562						173,822	189,137	380,520	380,520	365,653	344,462
Payroll and related costs	102,788			105,814						212,022	216,675	447,395	447,395	415,200	389,111
Other restaurant operating costs	66,996			64,801						134,152	133,538	266,647	266,647	255,364	240,402
Depreciation	15,120			16,414						30,512	32,700	65,297	65,297	62,878	63,767
Selling, general and administrative	38,958			25,410						82,387	53,797	121,961	121,961	93,114	78,118
Intercompany selling, general, and administrative allocations	0			0						0	0	0		0	0
Closures and impairments	18,251			653						19,375	1,098	18,665	18,665	6,249	3,776
Goodwill impairment		16,919										16,919	16,919
Equity in losses/(earnings) of unconsolidated franchises	0			0						0	0	0		574	328
Interest expense, net	7,181			4,498						13,971	8,895	23,312	23,312	13,508	17,074
Intercompany interest expense/(income)	0			0						0	0	0		0	0
Total operating and costs and expenses	333,020			309,152						665,670	635,840	1,340,716	1,340,716	1,212,540	1,137,038
(Loss)/income before income taxes	(28,787)	(18,080)	1,232	(1,747)	3,657	15,732	15,545	5,268	16,077	(28,516)	1,910	(14,938)	(14,938)	52,622	57,758
(Benefit)/provision for income taxes	(13,719)	(12,264)	(3,304)	254	564	1,816	(455)	703	3,680	(16,047)	818	(14,750)	(14,750)	5,744	12,414
Net (loss)/income	(15,068)	(5,816)	4,536	(2,001)	3,093	13,916	16,000	4,565	12,397	(12,469)	1,092	(188)	(188)	46,878	45,344
Parent [Member]
Revenue:
Restaurant sales and operating revenue	220,193			221,244						462,916	458,688	955,744		986,936	993,839
Franchise revenue	41			37						133	112	216		429	299
Total revenue	220,234			221,281						463,049	458,800	955,960		987,365	994,138
Operating costs and expenses:
Cost of merchandise	61,388			66,090						127,172	136,534	275,555		286,437	287,940
Payroll and related costs	73,437			74,196						151,536	151,972	314,990		319,145	319,746
Other restaurant operating costs	48,027			45,850						96,039	94,176	189,775		202,258	196,938
Depreciation	11,201			12,175						22,665	24,278	48,393		50,283	54,142
Selling, general and administrative	25,381			16,693						54,808	35,529	80,818		58,912	65,663
Intercompany selling, general, and administrative allocations	16,442			16,598						34,484	34,389	71,670		73,709	67,968
Closures and impairments	17,643			659						18,507	1,091	13,213		4,086	3,117
Goodwill impairment												1,440
Equity in losses/(earnings) of unconsolidated franchises	(8,854)			(9,161)						(20,814)	(20,401)	(34,513)		(57,533)	(56,730)
Interest expense, net	5,757			2,430						11,057	4,684	13,295		8,157	13,576
Intercompany interest expense/(income)	3,435			3,251						6,822	6,494	13,096		12,888	12,560
Total operating and costs and expenses	253,286			228,781						501,705	468,746	987,732		958,342	964,920
(Loss)/income before income taxes	(33,052)			(7,500)						(38,656)	(9,946)	(31,772)		29,023	29,218
(Benefit)/provision for income taxes	(17,984)			(5,499)						(26,187)	(11,038)	(31,584)		(17,855)	(16,126)
Net (loss)/income	(15,068)			(2,001)						(12,469)	1,092	(188)		46,878	45,344
Guarantors [Member]
Revenue:
Restaurant sales and operating revenue	82,560			84,911						171,102	176,321	364,296		271,079	194,204
Franchise revenue	1,439			1,213						3,003	2,629	5,522		6,718	6,454
Total revenue	83,999			86,124						174,105	178,950	369,818		277,797	200,658
Operating costs and expenses:
Cost of merchandise	22,909			25,472						46,650	52,603	104,965		79,216	56,522
Payroll and related costs	29,351			31,618						60,486	64,703	132,405		96,055	69,365
Other restaurant operating costs	18,969			18,951						38,113	39,362	76,872		53,106	43,464
Depreciation	3,919			4,239						7,847	8,422	16,904		12,595	9,625
Selling, general and administrative	13,577			8,717						27,579	18,268	41,143		34,202	12,455
Intercompany selling, general, and administrative allocations	(16,442)			(16,598)						(34,484)	(34,389)	(71,670)		(73,709)	(67,968)
Closures and impairments	608			(6)						868	7	5,452		2,163	659
Goodwill impairment												15,479
Equity in losses/(earnings) of unconsolidated franchises	0			0						0	0	0		500	(81)
Interest expense, net	1,424			2,068						2,914	4,211	10,017		5,351	3,498
Intercompany interest expense/(income)	(3,435)			(3,251)						(6,822)	(6,494)	(13,096)		(12,888)	(12,560)
Total operating and costs and expenses	70,880			71,210						143,151	146,693	318,471		196,591	114,979
(Loss)/income before income taxes	13,119			14,914						30,954	32,257	51,347		81,206	85,679
(Benefit)/provision for income taxes	4,265			5,753						10,140	11,856	16,834		23,599	28,540
Net (loss)/income	8,854			9,161						20,814	20,401	34,513		57,607	57,139
Eliminations [Member]
Revenue:
Restaurant sales and operating revenue	0			0						0	0	0		0	0
Franchise revenue	0			0						0	0	0		0	0
Total revenue	0			0						0	0	0		0	0
Operating costs and expenses:
Cost of merchandise	0			0						0	0	0		0	0
Payroll and related costs	0			0						0	0	0		0	0
Other restaurant operating costs	0			0						0	0	0		0	0
Depreciation	0			0						0	0	0		0	0
Selling, general and administrative	0			0						0	0	0		0	0
Intercompany selling, general, and administrative allocations	0			0						0	0	0		0	0
Closures and impairments	0			0						0	0	0		0	0
Goodwill impairment												0
Equity in losses/(earnings) of unconsolidated franchises	8,854			9,161						20,814	20,401	34,513		57,607	57,139
Interest expense, net	0			0						0	0	0		0	0
Intercompany interest expense/(income)	0			0						0	0	0		0	0
Total operating and costs and expenses	8,854			9,161						20,814	20,401	34,513		57,607	57,139
(Loss)/income before income taxes	(8,854)			(9,161)						(20,814)	(20,401)	(34,513)		(57,607)	(57,139)
(Benefit)/provision for income taxes	0			0						0	0	0		0	0
Net (loss)/income	$ (8,854)			$ (9,161)						$ (20,814)	$ (20,401)	$ (34,513)		$ (57,607)	$ (57,139)